Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 1,356,603,000,000	¥ 1,223,706,000,000
Accrued benefit cost	(89,062,000,000)	(93,730,000,000)
Domestic, Japan | Non-contributory pension benefits and SIP
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,753,483,000,000	1,807,905,000,000
Service cost	44,160,000,000	46,861,000,000
Interest cost	11,995,000,000	11,091,000,000
Plan participants’ contributions	0	0
Acquisitions/ Divestitures	242,000,000	2,845,000,000
Amendments	(1,054,000,000)	(22,000,000)
Actuarial loss (gain)	(28,814,000,000)	(21,558,000,000)
Benefits paid	(65,853,000,000)	(65,730,000,000)
Lump-sum payment	(21,570,000,000)	(22,219,000,000)
Translation adjustments and other	0	0
Benefit obligation at end of fiscal year	1,692,105,000,000	1,753,483,000,000	¥ 1,807,905,000,000
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,858,013,000,000	2,432,847,000,000
Actual return on plan assets	77,848,000,000	472,185,000,000
Employer contributions	20,487,000,000	21,151,000,000
Acquisitions/ Divestitures	8,000,000	(2,440,000,000)
Plan participants’ contributions	0	0
Benefits paid	(65,853,000,000)	(65,730,000,000)
Translation adjustments and other	0	0
Fair value of plan assets at end of fiscal year	2,890,503,000,000	2,858,013,000,000	2,432,847,000,000
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,216,703,000,000	1,122,507,000,000
Accrued benefit cost	(18,305,000,000)	(17,977,000,000)
Net amount recognized	1,198,398,000,000	1,104,530,000,000
Foreign offices and subsidiaries | Pension benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	580,953,000,000	547,013,000,000
Service cost	16,853,000,000	13,947,000,000	14,406,000,000
Interest cost	11,233,000,000	14,295,000,000	17,370,000,000
Plan participants’ contributions	0	30,000,000
Acquisitions/ Divestitures	130,000,000	260,000,000
Amendments	402,000,000	(1,187,000,000)
Actuarial loss (gain)	(24,611,000,000)	51,724,000,000
Benefits paid	(24,501,000,000)	(20,816,000,000)
Lump-sum payment	(3,591,000,000)	(2,825,000,000)
Translation adjustments and other	(63,131,000,000)	20,968,000,000
Benefit obligation at end of fiscal year	619,739,000,000	580,953,000,000	547,013,000,000
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	604,404,000,000	559,508,000,000
Actual return on plan assets	49,277,000,000	82,615,000,000
Employer contributions	4,627,000,000	3,896,000,000
Acquisitions/ Divestitures	0	0
Plan participants’ contributions	0	30,000,000
Benefits paid	(24,501,000,000)	(20,816,000,000)
Translation adjustments and other	72,057,000,000	(20,829,000,000)
Fair value of plan assets at end of fiscal year	705,864,000,000	604,404,000,000	559,508,000,000
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	153,861,000,000	94,445,000,000
Accrued benefit cost	(67,736,000,000)	(70,994,000,000)
Net amount recognized	86,125,000,000	23,451,000,000
Foreign offices and subsidiaries | Other benefits
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	31,354,000,000	32,383,000,000
Service cost	140,000,000	229,000,000	366,000,000
Interest cost	494,000,000	793,000,000	1,159,000,000
Plan participants’ contributions	433,000,000	440,000,000
Acquisitions/ Divestitures	0	0
Amendments	0	0
Actuarial loss (gain)	(2,269,000,000)	1,506,000,000
Benefits paid	(2,580,000,000)	(2,488,000,000)
Lump-sum payment	0	0
Translation adjustments and other	(3,219,000,000)	1,509,000,000
Benefit obligation at end of fiscal year	30,791,000,000	31,354,000,000	32,383,000,000
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	33,349,000,000	31,919,000,000
Actual return on plan assets	4,619,000,000	5,165,000,000
Employer contributions		181,000,000
Acquisitions/ Divestitures	0	0
Plan participants’ contributions	433,000,000	440,000,000
Benefits paid	(2,580,000,000)	(2,488,000,000)
Translation adjustments and other	3,823,000,000	(1,868,000,000)
Fair value of plan assets at end of fiscal year	39,528,000,000	33,349,000,000	¥ 31,919,000,000
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	12,104,000,000	6,754,000,000
Accrued benefit cost	(3,367,000,000)	(4,759,000,000)
Net amount recognized	8,737,000,000	¥ 1,995,000,000
Foreign offices and subsidiaries | Other benefits netting
Change in plan assets:
Employer contributions	¥ (116,000,000)